Capital Stock (Details)	1 Months Ended
	Sep. 30, 2012 USD ($)	Jun. 30, 2012	Apr. 30, 2011	Dec. 31, 2012 USD ($)		Dec. 28, 2012 USD ($)	Jun. 14, 2012 USD ($)	Jun. 13, 2012 USD ($)	Mar. 31, 2012 USD ($)		Apr. 05, 2011 USD ($)	Apr. 05, 2011 GBP (£)
Capital Stock (Textual)
Common stock, shares authorized				500,000,000					500,000,000
Common stock, par value (in dollar)				$ 0.001					$ 0.001
Common stock issued to settle convertible promissory note and accrued interest						100,000
Common shares issued	600,000		1
Gross proceeds of stock	$ 600,000
Share price of per common stock						$ 1.00						£ 1
Common shares issued to PGG to effect the acquisition and RTO		5,000,000
Promissory notes							5,000,000	5,000,000			5,000,000
Net present value of the Promissory Note							4,003,255				4,003,255
Additional paid-in capital				714,312	[1]				1,419	[1]	1,419
Accumulated deficit during development stage				$ (5,744,784)					$ (159,387)		$ (4,001,836)
Common shares issued in reverse acquisition											5,000,000	5,000,000
Common shares considered as recapitalization, Prior to the acquisition and RTO				27,404
Common stock, shares issued				5,727,404					5,000,000
Common stock, shares outstanding				5,727,404					5,000,000

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